CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	[1],[2]	$ 100,059	$ 84,204	$ 60,515	$ 184,263	$ 116,181
Share of profit/(loss) of joint ventures and associates	[2]	2,031	(303)	1,114	1,728	2,108
Interest and other income/(expenses)	[2],[3]	993	(737)	134	257	2,590
Total revenue and other income/(expenses)		103,083	83,164	61,764	186,247	120,879
Purchases		66,658	55,657	39,717	122,315	74,086
Production and manufacturing expenses		6,359	6,029	5,162	12,389	11,970
Selling, distribution and administrative expenses	[2]	2,924	3,239	3,107	6,163	5,569
Research and development		264	189	201	452	366
Exploration		370	269	332	639	617
Depreciation, depletion and amortisation	[2],[4]	(348)	6,295	8,223	5,947	14,119
Interest expense		695	711	893	1,406	1,784
Total expenditure		76,923	72,388	57,634	149,311	108,512
Income/(loss) before taxation		26,160	10,776	4,130	36,936	12,367
Taxation charge/(credit)		7,922	3,457	571	11,379	3,024
Income/(loss) for the period	[1]	18,238	7,319	3,559	25,557	9,343
Income/(loss) attributable to non-controlling interest		198	203	131	401	255
Income/(loss) attributable to Shell plc shareholders		$ 18,040	$ 7,116	$ 3,428	$ 25,156	$ 9,087
Basic earnings per share ($ per share)	[5]	$ 2.42	$ 0.94	$ 0.44	$ 3.34	$ 1.17
Diluted earnings per share ($ per share)	[5]	$ 2.40	$ 0.93	$ 0.44	$ 3.31	$ 1.16

[1]	See Note 2 “Segment information”.
[2]	See Note 9 “Withdrawal from Russian oil and gas activities”.
[3]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[4]	See Note 8 “Impairments and reversals of impairments”.
[5]	See Note 3 “Earnings per share”.